Fair Value Measurement: (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Quoted Prices In Active Markets for Identical Assets (Level 1) [Member]
Financial assets:
Cash and due from banks	$ 31,563	$ 44,389
Interest-earning deposits	5,613	4,371
Off-balance sheet liabilities:
Commitments to extend credit
Commercial letters of credit
Using Significant Other Observable Inputs (Level 2) [Member]
Financial assets:
Securities available for sale	354,856	382,789
Federal Home Loan Bank stock	4,428	4,428
Accrued interest receivable	5,398	6,183
Bank owned life insurance	9,323	9,135
Financial liabilities:
Deposits	756,426	811,415
Advances from borrowers for taxes and insurance	396	153
Advances from Federal Home Loan Bank	49,293	69,206
Repurchase agreements	44,779	44,969
Off-balance sheet liabilities:
Commitments to extend credit
Commercial letters of credit
Market value of interest rate swap	1,126	1,297
Significant Unobservable Inputs (Level 3) [Member]
Financial assets:
Securities available for sale	1,489	993
Loans receivable	532,040	585,734
Financial liabilities:
Subordinated debentures	10,092	10,099
Off-balance sheet liabilities:
Commitments to extend credit
Commercial letters of credit
Carrying Amount [Member]
Financial assets:
Cash and due from banks	31,563	44,389
Interest-earning deposits	5,613	4,371
Securities available for sale	356,345	383,782
Federal Home Loan Bank stock	4,428	4,428
Loans receivable	524,985	556,360
Accrued interest receivable	5,398	6,183
Bank owned life insurance	9,323	9,135
Financial liabilities:
Deposits	759,865	800,095
Advances from borrowers for taxes and insurance	396	153
Advances from Federal Home Loan Bank	43,741	63,319
Repurchase agreements	43,508	43,080
Subordinated debentures	10,310	10,310
Off-balance sheet liabilities:
Commitments to extend credit
Commercial letters of credit
Market value of interest rate swap	1,126	1,297
Estimated Fair Value [Member]
Financial assets:
Cash and due from banks	31,563	44,389
Interest-earning deposits	5,613	4,371
Securities available for sale	356,345	383,782
Federal Home Loan Bank stock	4,428	4,428
Loans receivable	532,040	585,734
Accrued interest receivable	5,398	6,183
Bank owned life insurance	9,323	9,135
Financial liabilities:
Deposits	756,426	811,415
Advances from borrowers for taxes and insurance	396	153
Advances from Federal Home Loan Bank	49,293	69,206
Repurchase agreements	44,779	44,969
Subordinated debentures	10,092	10,099
Off-balance sheet liabilities:
Commitments to extend credit
Commercial letters of credit
Market value of interest rate swap	$ 1,126	$ 1,297